Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of March 31, 2021 and December 31, 2020 (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$201,439	$—	$—	$201,439
Certificates of deposit	—	91,660	—	91,660
Marketable securities
Commercial paper	—	369,037	—	369,037
Certificates of deposit	—	699,876	—	699,876
Available for sale debt securities	—	—	69,261	69,261

Total current assets	$201,439	$1,160,573	$69,261	$1,431,273

Equity securities	$244,503	$—	$—	$244,503
Available for sale debt securities	—	—	157,539	157,539
Forwards (1)	—	—	22,400	22,400
Warrants (2)	—	2,884	—	2,884

Total non-current assets	$244,503	$2,884	$179,939	$427,326

(1)

The Series B Forwards, recorded within Available for sale debt securities in the condensed consolidated balance sheet as of March 31, 2021, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(2)

Related to the Epizyme transaction as described in Note 4––Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of March 31, 2021.

The net unrealized loss recognized on equity securities still held as of March 31, 2021 was a loss of $54.2 million and $119.6 million for the three months ended March 31, 2021 and 2020, respectively.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$24,302	$—	$—	$24,302
Commercial paper	—	77,176	—	77,176
Certificates of deposit	—	74,502	—	74,502
Marketable securities
Corporate debt securities	—	32,754	—	32,754
Commercial paper	—	444,554	—	444,554
Certificates of deposit	—	505,971	—	505,971
Available for sale debt securities	—	—	69,984	69,984

Total current assets	$24,302	$1,134,957	$69,984	$1,229,243

Equity securities (1)	$298,689	$—	$—	$298,689
Available for sale debt securities	—	—	144,416	144,416
Forwards (2)	—	—	18,600	18,600
Warrants (3)	—	5,439	—	5,439

Total non-current assets	$298,689	$5,439	$163,016	$467,144

(1)

Upon Gilead’s acquisition of Immunomedics, our investment in Immunomedics common stock was redeemed in full in the three months ended December 31, 2020, resulting in a gain of $292.3 million recognized within (Gain)/loss on equity securities in the year ended December 31, 2020.

(2)

The Series B Forwards, recorded within Available for sale debt securities in the condensed consolidated balance sheet as of December 31, 2020, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(3)

Related to the Epizyme transaction as described in Note 4––Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of December 31, 2020.

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of December 31, 2020 and 2019 (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$24,302	$—	$—	$24,302
Commercial paper	—	77,176	—	77,176
Certificates of deposit	—	74,502	—	74,502
Marketable securities
Corporate debt securities	—	32,754	—	32,754
Commercial paper	—	444,554	—	444,554
Certificates of deposit	—	505,971	—	505,971
Available for sale debt securities	—	—	69,984	69,984

Total current assets	$24,302	$1,134,957	$69,984	$1,229,243

Equity securities (1)	298,689	—	—	298,689
Available for sale debt securities	—	—	144,416	144,416
Forwards (2)	—	—	18,600	18,600
Warrants (3)	—	5,439	—	5,439

Total non-current assets	$298,689	$5,439	$163,016	$467,144

(1)

Upon Gilead’s acquisition of Immunomedics, our investment in Immunomedics common stock was redeemed in full in the fourth quarter of 2020, resulting in a gain of $292.3 million recognized within (Gain)/loss on equity securities in the year ended December 31, 2020.

(2)

The Series B Forwards, recorded within Other assets in the consolidated balance sheet as of December 31, 2020, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(3)

Related to Epizyme transaction as described in Note 4-Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2020.

The net unrealized gain or loss recognized on equity securities still held as of December 31, 2020 was a loss of $45.2 million, a gain of $125.6 million and a loss of $7.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$222,326	$—	$—	$222,326
Certificates of deposit	—	4,000	—	4,000
Marketable securities
U.S. government securities	—	12,877	—	12,877
Commercial paper	—	21,367	—	21,367
Certificates of deposit	—	60,211	—	60,211

Total current assets	$222,326	$98,455	$—	$320,781

Equity securities	380,756	—	—	380,756
Available for sale debt securities	—	—	131,280	131,280
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4-Derivative Instruments and both recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2019.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The tables presented below summarize the change in the combined carrying value (current and non-current) of Level 3 financial instruments, which relate to our investment in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards (in thousands).

	For the three months ended March 31,
	2021	2020
Series A Biohaven Preferred Shares
Balance at the beginning of the period	$214,400	$131,280
Unrealized gains on available for sale debt securities (1)	5,125	52,725
Transfer to Level 2	—	(184,005)
Redemption	(15,625)	—

Balance at the end of the period	$203,900	$—

	For the three months ended March 31,
	2021	2020
Series B Biohaven Preferred Shares
Balance at the beginning of the period	$—	$—
Purchases	17,585	—
Settlement of forwards (2)	5,315	—

Balance at the end of the period	$22,900	$—

	For the three months ended March 31,
	2021	2020
Series B Forwards
Balance at the beginning of the period	$18,600	$—
Unrealized gains included in earnings (3)	9,115	—
Settlement of forwards (2)	(5,315)	—

Balance at the end of the period	$22,400	$—

(1)	Recorded in other comprehensive income within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.
(2)

Reflects the fair value attributed to the Series B Forwards that were settled in the period, which is included in the fair value of the Series B Biohaven Preferred Shares. See Note 5––Available for Sale Debt Securities.

(3)	Recorded in earnings within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.

The tables presented below summarize the change in the carrying value of Level 3 financial instruments, which relate to our investment in the Series A Biohaven Preferred Shares and the Series B Forwards (in thousands).

	For the years ended December 31,
	2020	2019
Available for sale debt securities
Balance at the beginning of the period	$131,280	$—
Purchases	—	125,121
Unrealized gains on available for sale debt securities	52,725	—
Transfer to Level 2	(184,005)	—
Transfer from Level 2 (1)	198,526	—
Unrealized gains on available for sale debt securities	15,874	6,159

Balance at the end of the period	$214,400	$131,280

(1)	Includes $14.5 million of unrealized gains on available for sale debt securities included in other comprehensive income while the instrument was classified as a Level 2 asset.

For the year ended December 31,
2020
Forwards
Balance at the beginning of the period	$—
Unrealized gains included in earnings (1)	18,600

Balance at the end of the period	$18,600

(1)	Recorded within Unrealized gain on forwards on the consolidated statements of comprehensive income.

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value

Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of March 31, 2021 and December 31, 2020 are presented below (in thousands).

	March 31, 2021		December 31, 2020
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$18,464,028	$12,599,080	$18,718,179	$12,368,084

Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of December 31, 2020 and 2019 are presented below (in thousands).

	December 31, 2020		December 31, 2019
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$18,718,179	$12,368,084	$16,501,819	$10,842,052